UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio
January 31, 2016
unaudited
Common stocks 79.11% Information technology 14.58%	Shares	Value (000)
Baidu, Inc., Class A (ADR)[1]	1,470,500	$240,089
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	46,158,000	196,609
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	31,290
Alphabet Inc., Class C1	171,391	127,335
Alphabet Inc., Class A1	131,850	100,384
AAC Technologies Holdings Inc.[2]	33,196,500	212,361
Murata Manufacturing Co., Ltd.[2]	1,497,500	195,436
Tencent Holdings Ltd.[2]	10,282,500	194,258
Alibaba Group Holding Ltd. (ADR)[1]	2,432,900	163,077
Samsung Electronics Co., Ltd.[2]	124,790	120,461
Samsung Electronics Co., Ltd., nonvoting preferred[2]	23,300	19,491
MasterCard Inc., Class A	1,359,000	120,992
Syntel, Inc.[1]	2,336,000	110,586
Avago Technologies Ltd.	823,700	110,137
Nokia Corp.[1,2]	14,998,500	108,452
Mail.Ru Group Ltd. (GDR)[1,2]	4,305,479	93,285
Visa Inc., Class A	1,212,000	90,282
Tech Mahindra Ltd.[2]	11,300,936	84,011
Oracle Corp.	2,018,800	73,303
Keyence Corp.[2]	148,000	69,641
Facebook, Inc., Class A1	585,000	65,643
Cognizant Technology Solutions Corp., Class A1	1,033,000	65,399
EPAM Systems, Inc.[1]	826,048	61,871
ASML Holding NV2	602,757	55,388
Topcon Corp.[2]	2,649,000	37,223
Skyworks Solutions, Inc.	539,600	37,189
ASM Pacific Technology Ltd.[2]	4,735,600	34,313
Accenture PLC, Class A	290,000	30,607
TE Connectivity Ltd.	418,000	23,893
Hexagon AB, Class B2	650,000	21,569
MediaTek Inc.[2]	3,171,000	20,688
Trimble Navigation Ltd.[1]	1,017,000	19,618
Western Union Co.	1,020,000	18,197
Amphenol Corp., Class A	360,000	17,845
Infineon Technologies AG2	1,298,845	17,276
QIWI PLC, Class B (ADR)	1,240,000	16,008
Gemalto NV2	247,686	14,937
TDK Corp.[2]	241,000	13,213
Yandex NV, Class A1	752,000	10,092
Rocket Internet SE, non-registered shares[1,2]	337,000	7,353
Broadcom Corp., Class A	119,500	6,533
Lumentum Holdings Inc.[1]	242,000	4,775
Semiconductor Manufacturing International Corp.[1,2]	45,815,000	3,963
Viavi Solutions Inc.[1]	605,000	3,025
		3,068,098
New World Fund — Page 1 of 15

unaudited
Common stocks Financials 11.92%	Shares	Value (000)
HDFC Bank Ltd.[2]	15,382,629	$279,693
HDFC Bank Ltd. (ADR)	1,266,000	76,378
AIA Group Ltd.[2]	56,854,600	318,155
Kotak Mahindra Bank Ltd.[2]	19,342,716	196,651
Prudential PLC[2]	8,661,755	170,258
ICICI Bank Ltd.[2]	37,322,310	127,830
ICICI Bank Ltd. (ADR)	3,375,000	22,444
KASIKORNBANK PCL[2]	22,530,000	107,658
Bank of the Philippine Islands[2]	46,231,443	85,103
Siam Commercial Bank PCL[2]	21,499,625	79,137
American Tower Corp.	828,900	78,198
Housing Development Finance Corp. Ltd.[2]	4,262,250	74,624
Fibra Uno Administración, SA de CV	33,675,898	67,509
Ayala Land, Inc.[2]	88,338,200	58,476
Ayala Land, Inc., preference shares[1,2]	30,910,900	65
Capitec Bank Holdings Ltd.[2]	1,908,978	58,001
Sberbank of Russia (ADR)[2]	4,965,000	27,463
Sberbank of Russia (ADR)	4,562,500	25,322
China Overseas Land & Investment Ltd.[2]	17,500,000	50,163
Shriram Transport Finance Co. Ltd.[2]	3,312,410	41,323
Citigroup Inc.	900,000	38,322
Eurobank Ergasias SA1,2	46,524,169	38,039
Standard Chartered PLC[1,2]	2,779,735	18,834
Standard Chartered PLC (HKD denominated)[2]	2,804,505	18,955
UniCredit SpA[2]	9,494,000	36,922
Bank Rakyat Indonesia (Persero) Tbk PT2	44,700,000	36,906
Cheung Kong Property Holdings Ltd.[2]	6,162,500	33,440
Itaú Unibanco Holding SA, preferred nominative	5,357,633	33,420
Banco Bradesco SA, preferred nominative	7,058,449	32,029
Metropolitan Bank & Trust Co.[2]	21,310,000	31,813
AEON Financial Service Co., Ltd.[2]	1,111,250	25,538
China Pacific Insurance (Group) Co., Ltd., Class H2	7,260,000	25,374
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	9,595,000	24,612
Société Générale[2]	633,900	24,254
Chubb Ltd.	210,000	23,745
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	3,080,000	23,623
Türkiye Garanti Bankasi AS2	8,559,582	21,572
Moody’s Corp.	237,100	21,135
Investment AB Kinnevik, Class B2	717,000	18,565
Sun Hung Kai Properties Ltd.[2]	1,018,000	11,070
Banco Santander, SA (ADR)	2,145,600	8,990
Itaúsa - Investimentos Itaú SA, preferred nominative	5,110,151	8,790
Bangkok Bank PCL, nonvoting depository receipt[2]	1,820,000	7,838
		2,508,237
Consumer discretionary 11.19%
Naspers Ltd., Class N2	2,398,881	302,866
Ryohin Keikaku Co., Ltd.[2]	757,000	160,483
Ctrip.com International, Ltd. (ADR)[1]	3,461,000	147,715
Domino’s Pizza, Inc.	1,163,000	132,501
Hyundai Mobis Co., Ltd.[2]	397,263	86,144
Mahindra & Mahindra Ltd.[2]	4,540,500	82,972
Maruti Suzuki India Ltd.[2]	1,209,300	73,193
Toyota Motor Corp.[2]	1,145,400	69,174
Priceline Group Inc.[1]	63,500	67,626
New World Fund — Page 2 of 15

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Altice NV, Class A1,2	3,346,959	$48,350
Altice NV, Class B1,2	1,212,869	18,031
Cosmo Lady (China) Holdings Co. Ltd.[2]	71,310,000	63,991
Kroton Educacional SA, ordinary nominative	28,171,200	59,867
Renault SA2	694,000	58,802
NIKE, Inc., Class B	937,700	58,147
Matahari Department Store Tbk PT2	48,291,900	56,729
L’Occitane International SA2	31,575,250	55,257
Hyundai Motor Co.[2]	471,499	52,850
Mr Price Group Ltd.[2]	5,034,321	52,183
Hermès International[2]	132,000	44,942
Hankook Tire Co., Ltd.[1,2]	1,096,759	42,820
Chow Sang Sang Holdings International Ltd.[2]	28,302,000	42,166
Kering SA2	239,563	40,576
Techtronic Industries Co. Ltd.[2]	10,493,000	39,723
Galaxy Entertainment Group Ltd.[2]	11,850,000	37,335
Li & Fung Ltd.[2]	61,864,000	35,797
Wynn Macau, Ltd.[2]	32,764,600	35,588
PT Surya Citra Media Tbk[2]	177,470,000	35,060
Zhongsheng Group Holdings Ltd.[2]	65,358,500	33,199
Melco Crown Entertainment Ltd. (ADR)	2,152,000	32,796
Woolworths Holdings Ltd.[2]	4,650,000	27,455
Estácio Participações SA, ordinary nominative	8,975,000	26,276
Intercontinental Hotels Group PLC[2]	715,075	23,559
Industria de Diseño Textil, SA2	690,000	22,639
The Swatch Group AG2	300,000	19,911
The Swatch Group AG, non-registered shares[2]	5,500	1,883
Global Brands Group Holding Ltd.[1,2]	139,392,000	21,275
Inchcape PLC[2]	1,798,650	18,494
Twenty-First Century Fox, Inc., Class A	670,000	18,070
JD.com, Inc., Class A (ADR)[1]	615,900	16,032
Arcos Dorados Holdings Inc., Class A	5,463,848	15,627
Kingfisher PLC[2]	2,894,903	13,548
Sands China Ltd.[2]	3,630,000	12,736
Belle International Holdings Ltd.[2]	17,605,000	11,880
Dongfeng Motor Group Co., Ltd., Class H2	7,250,000	8,605
Ripley Corp SA	20,947,066	8,270
General Motors Co.	263,000	7,795
HUGO BOSS AG2	94,028	7,506
Jumbo SA1,2	560,000	5,924
Volkswagen AG, nonvoting preferred[2]	11,471	1,331
Golden Eagle Retail Group Ltd.[2]	318,000	350
		2,356,049
Health care 9.69%
Novo Nordisk A/S, Class B2	6,607,630	368,995
Hikma Pharmaceuticals PLC[2]	8,456,828	244,139
Novartis AG2	2,324,100	180,273
Novartis AG (ADR)	300,000	23,391
Alexion Pharmaceuticals, Inc.[1]	1,227,904	179,188
China Biologic Products, Inc.[1,3]	1,362,000	174,704
Grifols, SA, Class B, preferred nonvoting, non-registered shares[2]	7,057,966	104,601
Grifols, SA, Class B (ADR)	2,768,430	40,198
Teva Pharmaceutical Industries Ltd. (ADR)	1,841,200	113,197
Thermo Fisher Scientific Inc.	679,500	89,735
New World Fund — Page 3 of 15

unaudited
Common stocks Health care (continued)	Shares	Value (000)
GlaxoSmithKline PLC[2]	2,989,000	$61,575
Bayer AG2	532,500	59,734
AstraZeneca PLC[2]	765,000	48,940
Takeda Pharmaceutical Co. Ltd.[2]	971,000	46,955
BioMarin Pharmaceutical Inc.[1]	592,029	43,822
Merck & Co., Inc.	860,000	43,576
Sysmex Corp.[2]	654,000	42,073
Waters Corp.[1]	330,000	39,999
PerkinElmer, Inc.	689,500	33,317
Genomma Lab Internacional, SAB de CV, Series B1	41,949,334	28,216
Krka, dd, Novo mesto[2]	400,000	26,924
Life Healthcare Group Holdings Ltd.[2]	9,080,000	20,141
OTCPharm PJSC[1,2]	6,516,318	18,815
Kalbe Farma Tbk PT2	76,580,000	7,500
		2,040,008
Consumer staples 8.50%
Nestlé SA2	2,304,417	169,735
Pernod Ricard SA2	1,200,460	140,874
Coca-Cola Co.	3,135,000	134,554
Hypermarcas SA, ordinary nominative[1]	21,997,400	122,917
British American Tobacco PLC[2]	1,800,000	100,072
Magnit PJSC (GDR)[2]	2,315,700	90,883
Lenta Ltd. (GDR)[1,2]	12,251,552	72,356
Lenta Ltd. (GDR)[1,2,4]	2,803,900	16,559
Associated British Foods PLC[2]	1,777,600	80,239
ITC Ltd.[2]	15,045,000	71,307
Kao Corp.[2]	1,270,000	68,149
Thai Beverage PCL[2]	125,273,000	59,779
Unilever NV, depository receipts[2]	1,299,000	57,933
SABMiller PLC[2]	900,000	53,691
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	37,965
Wal-Mart de México, SAB de CV, Series V	5,100,000	12,816
Henkel AG & Co. KGaA, nonvoting preferred[2]	470,000	49,880
Procter & Gamble Co.	513,000	41,907
Emperador Inc.[2]	267,120,000	41,137
PepsiCo, Inc.	410,000	40,713
Tesco PLC[1,2]	15,515,000	38,430
Ajinomoto Co., Inc.[2]	1,517,000	36,030
United Breweries Ltd.[2]	2,530,535	28,911
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	28,687
Coca-Cola Icecek AS, Class C2	2,551,800	28,345
Grupo Nutresa SA	3,341,557	23,964
China Mengniu Dairy Co.[2]	16,231,094	22,774
Uni-Charm Corp.[2]	906,500	17,801
Shoprite Holdings Ltd.[2]	1,811,000	16,730
Reckitt Benckiser Group PLC[2]	177,000	15,793
Ambev SA	3,250,000	15,162
Herbalife Ltd.[1]	324,332	14,987
Coca-Cola HBC AG (CDI)[2]	690,000	14,140
Pigeon Corp.[2]	577,000	12,341
Shiseido Co., Ltd.[2]	520,729	11,570
		1,789,131
New World Fund — Page 4 of 15

unaudited
Common stocks Industrials 6.84%	Shares	Value (000)
International Container Terminal Services, Inc.[2,3]	107,622,000	$137,871
Cummins Inc.	1,417,900	127,455
ASSA ABLOY AB, Class B2	5,514,987	116,712
DP World Ltd.[2]	5,828,353	103,162
Safran SA2	1,193,500	77,881
Jardine Matheson Holdings Ltd.[2]	1,435,400	75,279
Airbus Group SE, non-registered shares[2]	1,028,573	64,695
Alliance Global Group, Inc.[2]	167,000,000	52,182
Gujarat Pipavav Port Ltd.[1,2]	20,480,000	49,011
Rolls-Royce Holdings PLC[1,2]	5,995,000	47,855
LT Group, Inc.[2]	138,525,309	46,331
Shanghai Industrial Holdings Ltd.[2]	20,253,000	44,683
Boeing Co.	337,900	40,592
Intertek Group PLC[2]	1,000,000	40,547
Edenred SA2	2,002,000	37,949
SMC Corp.[2]	167,000	37,729
Deutsche Post AG2	1,544,000	37,325
Andritz AG2	791,501	36,982
Industries Qatar QSC[2]	1,257,816	36,209
Grupo Aeroportuario del Sureste, SA de CV, Series B	2,438,900	33,341
Meyer Burger Technology AG1,2,3	5,311,356	30,758
Kühne + Nagel International AG2	216,000	28,632
Experian PLC[2]	1,520,000	25,955
United Technologies Corp.	232,000	20,344
China State Construction International Holdings Ltd.[2]	11,460,000	18,238
Jardine Strategic Holdings Ltd.[2]	546,500	14,948
COSCO Pacific Ltd.[2]	10,132,000	11,433
JG Summit Holdings, Inc.[2]	7,500,000	10,595
Orient Overseas (International) Ltd.[2]	2,630,000	9,773
CIMC Enric Holdings Ltd.[2]	18,700,000	9,489
Caterpillar Inc.	148,600	9,249
Toshiba Corp.[1,2]	3,940,000	6,598
PT Bakrie & Brothers Tbk[1,2]	1,332,820,100	484
		1,440,287
Materials 3.80%
Chr. Hansen Holding A/S2	1,480,000	90,550
HeidelbergCement AG2	864,000	63,407
Grasim Industries Ltd.[2]	668,002	34,305
Grasim Industries Ltd. (GDR)[2]	527,053	27,067
International Flavors & Fragrances Inc.	523,000	61,170
Croda International PLC[2]	1,494,000	60,986
Koninklijke DSM NV2	1,118,000	54,480
Monsanto Co.	570,000	51,642
Klabin SA, units	9,759,000	51,237
LafargeHolcim Ltd.[2]	963,393	40,881
Arkema SA2	620,361	38,810
Celanese Corp., Series A	595,000	37,884
Akzo Nobel NV2	480,000	30,811
Wacker Chemie AG2	332,952	24,227
BASF SE2	332,096	22,008
BHP Billiton PLC[2]	2,233,000	21,744
Vale SA, Class A, preferred nominative (ADR)	4,340,500	8,030
Vale SA, ordinary nominative (ADR)	2,227,874	5,458
Vale SA, Class A, preferred nominative	951,100	1,722
New World Fund — Page 5 of 15

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Fortescue Metals Group Ltd.[2]	11,140,000	$13,826
Novozymes A/S, Class B2	280,000	11,675
Glencore PLC[1,2]	7,210,000	9,329
Air Liquide SA, bonus shares[2]	90,000	9,316
Rio Tinto PLC[2]	346,000	8,510
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	1,475,000	6,682
First Quantum Minerals Ltd.	3,000,000	6,489
Linde AG2	41,394	5,592
Tianhe Chemicals Group Ltd.[1,2]	75,800,000	1,470
		799,308
Utilities 2.90%
Power Grid Corp. of India Ltd.[2]	72,186,950	157,943
China Resources Gas Group Ltd.[2]	52,726,000	131,717
ENN Energy Holdings Ltd.[2]	23,156,000	104,323
Cheung Kong Infrastructure Holdings Ltd.[2]	9,755,000	91,808
China Gas Holdings Ltd.[2]	54,300,000	69,140
PT Perusahaan Gas Negara (Persero) Tbk[2]	262,476,000	46,456
Energy World Corp. Ltd.[1,2]	65,129,000	9,930
		611,317
Energy 2.65%
Reliance Industries Ltd.[2]	7,997,606	122,825
Noble Energy, Inc.	3,128,000	101,253
InterOil Corp.[1]	2,000,880	61,027
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	12,033,783	41,757
Petróleo Brasileiro SA (Petrobras), preferred nominative[1]	571,700	692
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[1]	68,600	167
Galp Energia, SGPS, SA, Class B2	3,409,953	40,644
Ophir Energy PLC[1,2]	23,230,703	29,860
Kosmos Energy Ltd.[1]	6,428,692	29,379
Oil Search Ltd.[2]	4,844,890	22,770
Indus Gas Ltd.[1,2,3]	10,429,272	15,901
Royal Dutch Shell PLC, Class A (GBP denominated)[2]	346,517	7,583
Royal Dutch Shell PLC, Class B2	312,800	6,840
Tullow Oil PLC[1,2]	5,522,174	13,856
BP PLC[2]	2,508,462	13,591
Eni SpA[2]	780,000	11,349
Gulf Keystone Petroleum Ltd.[1,2,3]	39,594,850	6,977
Gulf Keystone Petroleum Ltd.[1,2,3,4]	14,287,125	2,518
Weatherford International PLC[1]	1,390,000	9,369
Genel Energy PLC[1,2]	4,876,000	7,354
BG Group PLC[2]	392,100	5,944
YPF Sociedad Anónima, Class D (ADR)	339,000	5,709
African Petroleum Corp. Ltd.[1,2]	4,660,280	898
		558,263
Telecommunication services 2.17%
China Mobile Ltd.[2]	10,833,000	118,140
SoftBank Group Corp.[2]	2,443,365	108,129
Reliance Communications Ltd.[1,2]	51,384,584	47,615
MTN Group Ltd.[2]	3,690,531	32,540
América Móvil, SAB de CV, Series L (ADR)	1,795,000	25,381
Intouch Holdings PCL, nonvoting depository receipts[2]	7,669,000	12,224
Intouch Holdings PCL[2]	7,400,000	11,795
New World Fund — Page 6 of 15

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
Idea Cellular Ltd.[2]	15,675,000	$23,930
Bharti Infratel Ltd.[2]	3,905,000	20,958
Singapore Telecommunications Ltd.[2]	8,141,000	20,243
Bharti Airtel Ltd.[2]	4,350,000	18,684
Globe Telecom, Inc.[2]	248,419	9,751
TIM Participações SA, ordinary nominative	4,032,400	6,422
		455,812
Miscellaneous 4.87%
Other common stocks in initial period of acquisition		1,024,880
Total common stocks (cost: $15,680,011,000)		16,651,390
Preferred securities 0.01% Consumer discretionary 0.01%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	76,020,000	1,008
Total preferred securities (cost: $519,000)		1,008
Rights & warrants 0.58% Consumer staples 0.55%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,4]	17,300,000	72,475
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[2,4]	9,219,400	42,746
		115,221
Financials 0.00%
Banco Bradesco SA, rights, 2016[1]	231,216	52
Miscellaneous 0.03%
Other rights & warrants in initial period of acquisition		7,297
Total rights & warrants (cost: $172,353,000)		122,570
Bonds, notes & other debt instruments 6.37% Bonds & notes of governments & government agencies outside the U.S. 4.55%	Principal amount (000)
Argentina (Republic of) 7.00% 2017	$66,882	67,543
Argentina (Republic of) 8.75% 2017[5]	3,750	4,256
Argentina (Republic of) 8.75% 2024[6]	10,975	11,558
Brazil (Federal Republic of) Global 4.25% 2025	22,555	18,918
City of Buenos Aires Argentina 8.95% 2021[6]	13,290	14,087
City of Buenos Aires Argentina 8.95% 2021[4,6]	3,000	3,180
Colombia (Republic of), Series B, 10.00% 2024	COP17,439,800	5,756
Colombia (Republic of), Series B, 6.00% 2028	16,859,600	3,975
Colombia (Republic of) Global 4.375% 2021	$4,000	4,010
Colombia (Republic of) Global 4.00% 2024	2,200	2,071
Colombia (Republic of) Global 4.50% 2026	34,605	32,710
Colombia (Republic of) Global 9.85% 2027	COP5,915,000	2,018
Croatian Government 6.625% 2020	$8,000	8,742
Croatian Government 5.50% 2023[4]	5,415	5,665
Dominican Republic 9.04% 2018[6]	678	717
Dominican Republic 7.50% 2021[6]	11,450	12,137
New World Fund — Page 7 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.50% 2021[4,6]	$4,200	$4,452
Dominican Republic 5.50% 2025[4]	12,700	12,002
Dominican Republic 8.625% 2027[4,6]	4,950	5,556
Dominican Republic 7.45% 2044[4]	18,050	17,509
Dominican Republic 7.45% 2044	5,700	5,529
Dominican Republic 6.85% 2045[4]	2,000	1,835
Egypt (Arab Republic of) 5.75% 2020[4]	2,000	1,996
Egypt (Arab Republic of) 5.875% 2025[4]	3,500	2,932
Ghana (Republic of) 7.875% 2023	41,795	30,395
Hungarian Government 4.00% 2019	15,860	16,510
Hungarian Government 6.25% 2020	5,010	5,583
Hungarian Government 5.375% 2024	9,600	10,598
Hungarian Government 7.625% 2041	1,350	1,846
Hungarian Government, Series 19/A, 6.50% 2019	HUF250,000	1,002
Hungarian Government, Series 20/A, 7.50% 2020	2,140,000	9,237
India (Republic of) 8.83% 2023	INR1,535,700	23,836
India (Republic of) 8.40% 2024	460,000	6,997
India (Republic of) 8.60% 2028	3,837,300	59,229
India (Republic of) 9.20% 2030	533,400	8,600
Indonesia (Republic of) 4.875% 2021	$19,165	20,165
Indonesia (Republic of) 3.75% 2022	7,235	7,062
Indonesia (Republic of) 5.875% 2024[4]	6,500	7,139
Indonesia (Republic of) 4.75% 2026[4]	9,900	10,105
Indonesia (Republic of) 5.25% 2042	2,950	2,788
Indonesia (Republic of) 6.75% 2044	5,350	5,846
Kazakhstan (Republic of) 5.125% 2025[4]	3,850	3,845
Kazakhstan (Republic of) 6.50% 2045[4]	7,865	7,649
Kenya (Rebulic of) 5.875% 2019[4]	3,155	3,003
Kenya (Republic of) 6.875% 2024	33,100	29,623
Kenya (Republic of) 6.875% 2024[4]	22,890	20,485
Kingdom of Jordan 6.125% 2026[4]	5,130	5,226
Morocco Government 4.25% 2022	10,425	10,448
Morocco Government 4.25% 2022[4]	2,200	2,205
Morocco Government 5.50% 2042	19,250	18,673
Nigeria (Republic of) 5.125% 2018[4]	4,265	4,100
Nigeria (Republic of) 6.75% 2021[4]	4,950	4,690
Nigeria (Republic of) 6.75% 2021	2,600	2,464
Nigeria (Republic of) 6.375% 2023	27,600	24,547
Nigeria (Republic of) 6.375% 2023[4]	2,145	1,908
Pakistan (Republic of) 6.875% 2017[4]	4,935	5,061
Pakistan (Republic of) 7.25% 2019[4]	10,400	10,646
Pakistan (Republic of) 7.25% 2019	3,000	3,071
Pakistan (Republic of) 8.25% 2024[4]	6,500	6,581
Pakistan (Republic of) 8.25% 2024	1,900	1,924
Pakistan (Republic of) 8.25% 2025[4]	11,922	12,114
Pakistan (Republic of) 8.25% 2025	3,100	3,150
Panama (Republic of) Global 6.70% 2036[6]	3,354	4,025
Peru (Republic of) 2.75% 2026	€8,255	8,898
Peru (Republic of) 4.125% 2027	$8,555	8,499
Peru (Republic of) 6.55% 2037[6]	2,517	2,913
Peru (Republic of) 5.625% 2050	1,240	1,283
Perusahaan Penerbit SBSN 4.35% 2024[4]	7,000	6,869
Philippines (Republic of) 6.25% 2036	PHP330,000	7,690
Province of Buenos Aires 9.95% 2021[6]	$200	206
Province of Buenos Aires 10.875% 2021[6]	500	529
New World Fund — Page 8 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Slovenia (Republic of) 4.75% 2018[4]	$10,000	$10,598
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR212,450	12,490
South Africa (Republic of), Series R-214, 6.50% 2041	408,350	17,847
Turkey (Republic of) 3.00% 2021[7]	TRY4,609	1,584
Turkey (Republic of) 5.625% 2021	$18,500	19,730
Turkey (Republic of) 2.00% 2024[7]	TRY16,813	5,364
Turkey (Republic of) 9.00% 2024	99,950	31,163
Turkey (Republic of) 8.00% 2025	37,000	10,710
Turkey (Republic of) 6.00% 2041	$20,795	21,528
Turkey (Republic of) 4.875% 2043	3,100	2,773
United Mexican States Government 4.00% 2019[7]	MXN61,672	3,582
United Mexican States Government 2.50% 2020[7]	75,738	4,150
United Mexican States Government 2.00% 2022[7]	27,049	1,414
United Mexican States Government 4.00% 2040[7]	29,213	1,658
United Mexican States Government Global 3.60% 2025	$22,341	21,755
United Mexican States Government Global 4.125% 2026	12,600	12,644
United Mexican States Government Global, Series A, 5.625% 2017	6,250	6,488
United Mexican States Government Global, Series A, 4.00% 2023	26,150	26,451
United Mexican States Government Global, Series A, 6.05% 2040	778	835
United Mexican States Government, Series M, 5.00% 2017	MXN25,900	1,455
United Mexican States Government, Series M, 6.50% 2021	174,400	10,134
United Mexican States Government, Series M20, 10.00% 2024	74,500	5,260
Zambia (Republic of) 8.97% 2027[4,6]	$40,590	29,127
		957,157
Corporate bonds & notes 1.39% Energy 0.79%
Ecopetrol SA 5.875% 2023	1,805	1,592
Ecopetrol SA 5.875% 2045	9,535	6,648
Gazprom OJSC 9.25% 2019	9,975	11,082
Gazprom OJSC, Series 9, 6.51% 2022	17,200	17,427
Gazprom OJSC 6.51% 2022[4]	5,410	5,481
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	9,600	5,520
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,6]	314	116
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	7,500	6,677
Petrobras Global Finance Co. 4.375% 2023	8,505	5,623
Petrobras Global Finance Co. 6.25% 2024	18,652	13,587
Petrobras Global Finance Co. 6.85% 2115	27,840	17,748
Petrobras International Finance Co. 5.375% 2021	8,200	6,181
Petróleos Mexicanos 6.375% 2021[4]	6,320	6,418
Petróleos Mexicanos 3.50% 2023	3,975	3,399
Petróleos Mexicanos 4.875% 2024	2,850	2,586
Petróleos Mexicanos 6.875% 2026[4]	3,490	3,555
Petróleos Mexicanos 7.47% 2026	MXN73,750	3,598
Petróleos Mexicanos 6.50% 2041	$4,400	3,771
Petróleos Mexicanos 5.50% 2044[4]	13,560	10,272
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,6]	1,115	725
YPF Sociedad An?nima 8.75% 2024[6]	10,000	9,627
YPF Sociedad Anónima 8.50% 2025	10,364	9,697
YPF Sociedad Anónima 8.50% 2025[4]	8,385	7,845
Zhaikmunai LP 7.125% 2019[4]	11,000	8,167
		167,342
New World Fund — Page 9 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.14%	Principal amount (000)	Value (000)
BBVA Bancomer SA 6.50% 2021[4]	$3,275	$3,536
HSBK (Europe) BV 7.25% 2021[4]	11,150	11,191
SB Capital SA 5.40% 2017	5,950	6,061
SB Capital SA 5.25% 2023[4]	5,000	4,465
VEB Finance Ltd. 6.902% 2020	5,300	5,299
		30,552
Telecommunication services 0.14%
Digicel Group Ltd. 8.25% 2020[4]	6,500	5,290
Digicel Group Ltd. 6.00% 2021[4]	6,285	5,507
Digicel Group Ltd. 7.125% 2022[4]	4,075	3,058
MTS International Funding Ltd. 8.625% 2020	13,200	14,667
		28,522
Industrials 0.12%
Brunswick Rail Finance Ltd. 6.50% 2017	10,455	4,339
Brunswick Rail Finance Ltd. 6.50% 2017[4]	9,345	3,878
Lima Metro Line Finance Ltd. 5.875% 2034[4,6]	3,035	2,872
Zoomlion H.K. SPV Co., Ltd. 6.125% 2022[4]	17,000	13,685
		24,774
Materials 0.09%
CEMEX SAB de CV 5.372% 2018[4,8]	12,000	11,685
Vale Overseas Ltd. 6.875% 2036	2,250	1,432
Vale Overseas Ltd. 6.875% 2039	9,725	6,127
Vale SA 5.625% 2042	250	149
		19,393
Utilities 0.08%
Comision Federal de Electricidad 6.125% 2045[4]	10,450	9,901
Eskom Holdings Ltd. 5.75% 2021[4]	7,900	6,907
		16,808
Consumer staples 0.02%
Brasil Foods SA 4.75% 2024[4]	5,600	5,131
Consumer discretionary 0.01%
Grupo Televisa, SAB 7.25% 2043	MXN30,240	1,402
Total corporate bonds & notes		293,924
U.S. Treasury bonds & notes 0.43% U.S. Treasury 0.43%
U.S. Treasury 2.125% 2016[9]	$90,275	90,402
Total U.S. Treasury bonds & notes		90,402
Total bonds, notes & other debt instruments (cost: $1,463,800,000)		1,341,483
Short-term securities 13.26%
American Honda Finance Corp. 0.21% due 2/4/2016	45,000	44,998
ANZ New Zealand (International) Ltd. 0.93% due 10/17/2016[4]	14,500	14,409
Bank of Montreal 0.65% due 5/9/2016	50,000	50,015
Bank of Nova Scotia 0.49% due 5/12/2016[4]	50,000	49,922
New World Fund — Page 10 of 15

unaudited
Short-term securities	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.43% due 2/16/2016	$5,900	$5,899
BNP Paribas Finance Inc. 0.26% due 2/1/2016	4,300	4,300
CAFCO, LLC 0.28% due 2/17/2016	23,200	23,196
Caisse d’Amortissement de la Dette Sociale 0.31% due 2/26/2016[4]	50,000	49,991
Canadian Imperial Bank of Commerce 0.43% due 4/18/2016	50,000	49,992
Electricité de France 0.38% due 2/17/2016[4]	38,500	38,492
Fannie Mae 0.26%–0.27% due 2/8/2016–2/9/2016	103,700	103,692
Federal Home Loan Bank 0.17%–0.52% due 2/1/2016–6/6/2016	683,000	682,669
International Bank for Reconstruction and Development 0.28%–0.49% due 2/2/2016–2/9/2016	75,000	74,997
Liberty Street Funding Corp. 0.32% due 2/10/2016[4]	50,000	49,993
Mitsubishi UFJ Trust and Banking Corp. 0.35%–0.70% due 2/2/2016–5/4/2016[4]	130,700	130,560
Mizuho Funding LLC 0.35%–0.65% due 2/17/2016–4/18/2016[4]	181,000	180,847
Nordea Bank AB 0.30% due 2/19/2016[4]	50,000	49,992
Pfizer Inc 0.20% due 2/1/2016[4]	20,000	20,000
Rabobank Nederland NV 0.63%–0.64% due 5/3/2016–5/9/2016	166,200	165,948
Royal Bank of Canada 0.71% due 6/13/2016	100,000	99,751
Sumitomo Mitsui Banking Corp. 0.48%–0.65% due 3/7/2016–4/11/2016[4]	171,500	171,394
Svenska Handelsbanken Inc. 0.40%–0.83% due 3/10/2016–8/29/2016[4]	71,000	70,870
Thunder Bay Funding, LLC 0.53%–0.70% due 4/8/2016–5/20/2016[4]	136,200	135,989
Toronto-Dominion Holdings USA Inc. 0.50%–0.93% due 5/24/2016–9/22/2016[4]	54,500	54,347
Total Capital Canada Ltd. 0.59% due 4/25/2016[4]	117,300	117,175
Toyota Credit Canada Inc. 0.50% due 3/8/2016	25,000	24,989
Toyota Credit de Puerto Rico Corp. 0.54% due 3/15/2016	30,000	29,984
U.S. Treasury Bills 0.24%–0.51% due 2/18/2016–6/9/2016	187,000	186,926
Victory Receivables Corp. 0.45%–0.47% due 2/16/2016–2/25/2016[4]	109,000	108,972
Total short-term securities (cost: $2,790,224,000)		2,790,309
Total investment securities 99.33% (cost: $20,106,907,000)		20,906,760
Other assets less liabilities 0.67%		140,755
Net assets 100.00%		$21,047,515
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $236,188,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 1/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	2/22/2016	JPMorgan Chase	$8,917	£6,294	$(52)
British pounds	3/2/2016	Citibank	$7,776	£5,480	(33)
British pounds	3/2/2016	Citibank	$18,654	£13,135	(62)
Euros	3/3/2016	HSBC Bank	$3,925	€3,591	32
Euros	3/3/2016	HSBC Bank	$3,908	€3,575	32
Euros	3/7/2016	Bank of America, N.A.	$29,704	€27,290	113
Euros	3/11/2016	Bank of America, N.A.	$3,496	€3,211	14
Euros	3/22/2016	HSBC Bank	$4,787	€4,375	41
Indian rupees	2/22/2016	JPMorgan Chase	$30,980	INR2,100,000	163
New World Fund — Page 11 of 15

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 1/31/2016 (000)
			Receive (000)	Deliver (000)
Japanese yen	2/12/2016	Bank of America, N.A.	$5,474	¥660,000	$21
Japanese yen	2/18/2016	UBS AG	$3,488	¥420,000	17
Japanese yen	2/19/2016	UBS AG	$30,590	¥3,708,000	(49)
Japanese yen	3/2/2016	Citibank	$25,368	¥2,975,000	779
Mexican pesos	2/19/2016	UBS AG	$15,088	MXN258,150	876
South African rand	2/25/2016	UBS AG	$6,755	ZAR114,500	(418)
Turkish lira	2/29/2016	JPMorgan Chase	$3,718	TRY11,450	(124)
Turkish lira	3/3/2016	Bank of America, N.A.	$5,578	TRY17,150	(170)
Turkish lira	3/7/2016	Citibank	$6,967	TRY21,100	(97)
					$1,083
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
China Biologic Products, Inc.[1]	584,238	777,762	—	1,362,000	$—	$174,704
International Container Terminal Services, Inc.[2]	107,622,000	—	—	107,622,000	—	137,871
Meyer Burger Technology AG1,2	5,800,000	—	488,644	5,311,356	—	30,758
Indus Gas Ltd.[1,2]	10,429,272	—	—	10,429,272	—	15,901
Gulf Keystone Petroleum Ltd.[1,2]	39,594,850	—	—	39,594,850	—	6,977
Gulf Keystone Petroleum Ltd.[1,2,4]	14,287,125	—	—	14,287,125	—	2,518
					$—	$368,729

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $11,867,833,000, which represented 56.39% of the net assets of the fund. This amount includes $10,989,258,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,726,216,000, which represented 8.20% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $250,000, which represented less than .01% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
New World Fund — Page 12 of 15

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
New World Fund — Page 13 of 15

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$1,548,170	$1,324,492	$195,436	$3,068,098
Financials	484,517	2,023,655	65	2,508,237
Consumer discretionary	590,722	1,765,327	—	2,356,049
Health care	809,343	1,230,665	—	2,040,008
Consumer staples	473,672	1,303,889	11,570	1,789,131
Industrials	230,981	1,209,306	—	1,440,287
Materials	230,314	567,524	1,470	799,308
Utilities	—	611,317	—	611,317
Energy	249,353	308,910	—	558,263
Telecommunication services	31,803	424,009	—	455,812
Miscellaneous	257,200	767,680	—	1,024,880
Preferred securities	1,008	—	—	1,008
Rights & warrants	52	122,518	—	122,570
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	957,157	—	957,157
Corporate bonds & notes	—	293,924	—	293,924
U.S. Treasury bonds & notes	—	90,402	—	90,402
Short-term securities	—	2,790,309	—	2,790,309
Total	$4,907,135	$15,791,084	$208,541	$20,906,760

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,088	$—	$2,088
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,005)	—	(1,005)
Total	$—	$1,083	$—	$1,083
*	Securities with a value of $10,989,259,000, which represented 52.21% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,386,428
Gross unrealized depreciation on investment securities	(2,710,140)
Net unrealized appreciation on investment securities	676,288
Cost of investment securities	20,230,472

New World Fund — Page 14 of 15

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
COP = Colombian pesos
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
HUF = Hungarian forints
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
PHP = Philippine pesos
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-036-0316O-S49197	New World Fund — Page 15 of 15

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By _/s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 30, 2016

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 30, 2016